ACQUIRED TECHNOLOGY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ACQUIRED TECHNOLOGY
Schedule of acquired technology

Intangible assets consisted of the following (in thousands):

			Accumulated	Balance
	Gross Value	Estimated Life	Amortization	June 30, 2021
Acquired technology	$126,540	5 – 12 years	$5,514	$121,026
Trade name	9,079	13 years	251	8,828
Customer relationships	50,900	10 years	1,894	49,006
Total intangible assets	$186,519		$7,659	$178,860

Acquired technology consisted of the following (in thousands):

			Accumulated	Balance
	Gross Value	Estimated Life	Amortization	December 31, 2020
Acquired technology	$10,193	5 years	$1,091	$9,102